UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2025

Explanatory Note: This amended Form N-CSR is filed to add the Independent Registered Public Accounting Firm’s signature under “Report of Independent Registered Public Accounting Firm” on the Reports to Shareholder under Item 7(a).

Item 1. Reports to Stockholders.

LeaderShares AlphaFactor Tactical Focused ETF

(LSAT) NYSE Arca, Inc.

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about LeaderShares AlphaFactor Tactical Focused ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf. You can also request this information by contacting us at 1-888-617-1444. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor Tactical Focused ETF	$99	0.99%

How did the Fund perform during the reporting period?

During the LeaderShares® AlphaFactor® Tactical Focused ETF’s (the “Fund”) fiscal year, the U.S. equity market broadly demonstrated resilience and strength. Improved macroeconomic fundamentals — including a steady labor market, resilient consumer demand, and moderating inflation — helped support investor confidence. Encouraging earnings growth and optimism around interest-rate cuts further bolstered sentiment, leading major indices to revisit or establish new highs. Yet, volatility remained part of the backdrop, as geopolitical tensions, shifting monetary-policy expectations, and intermittent policy headlines introduced periodic drawdowns. The overall environment thus blended robust underlying momentum with bouts of uncertainty, creating both opportunity and caution for equity investors.

The Fund posted a return of -0.59% during the period as compared to 21.45% for the S&P 500**. For much of the fiscal year, our quantitative risk-managed process kept the Fund fully invested in equities to participate in the broader market uptrend. However, the sharp April selloff—triggered by the “Liberation Day” tariff announcement—produced a temporary risk-off signal within our models. While this shift reduced downside during the drawdown, the market staged a rapid V-shaped rebound, and the Fund re-entered risk assets after a portion of the recovery had already taken place. This timing effect was a meaningful contributor to the Fund’s underperformance relative to the S&P 500. As an actively managed fund, the Fund does not track an index. Mega-cap tech stocks continue to boost market-cap weighted indices like the S&P 500 higher. Meanwhile, the Fund’s characteristic of being equal-weighted and value-tilted led to some of the underperformance against the S&P 500 Index during the risk on period. The Fund will continue to implement its disciplined quantitative security selection and risk management process.

** The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

LeaderShares AlphaFactor Tactical Focused ETF - NAV
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,667
$17,193
Oct-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	LeaderShares AlphaFactor Tactical Focused ETF - NAV	S&P 500® Index
Oct-2020	$10,000	$10,000
Oct-2020	$9,636	$9,617
Oct-2021	$14,088	$13,744
Oct-2022	$13,699	$11,736
Oct-2023	$13,519	$12,926
Oct-2024	$17,295	$17,840
Oct-2025	$17,193	$21,667

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 26, 2020)
LeaderShares AlphaFactor Tactical Focused ETF - NAV	-0.59%	12.28%	11.41%
S&P 500® Index	21.45%	17.64%	16.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$79,944,208
Number of Portfolio Holdings	34
Advisory Fee	$1,032,592
Portfolio Turnover	189%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.2%
Purchased Options	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 19.6%
Consumer Staples 13.3%
Consumer Discretionary 12.8%
Communications 12.5%
Health Care 10.7%
Energy 10.0%
Technology 9.6%
Real Estate 3.3%
Industrials 3.3%
Materials 3.1%
Purchased Options 0.5%
Money Market Funds 0.2%
Other Assets in Excess of Liabilities 1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.2%
Purchased Options	0.5%
Materials	3.1%
Industrials	3.3%
Real Estate	3.3%
Technology	9.6%
Energy	10.0%
Health Care	10.7%
Communications	12.5%
Consumer Discretionary	12.8%
Consumer Staples	13.3%
Financials	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hologic, Inc.	3.7%
HCA Healthcare, Inc.	3.6%
Travel + Leisure Company	3.6%
Spectrum Brands Holdings, Inc.	3.5%
HP, Inc.	3.4%
Corebridge Financial, Inc.	3.4%
Marathon Petroleum Corporation	3.4%
Premier, Inc., Class A	3.4%
American International Group, Inc.	3.4%
Monster Beverage Corporation	3.4%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024.

On December 10, 2024, the Board approved an Agreement and Plan of Reorganization with respect to each of the Funds, pursuant to which each of the Funds was intended to reorganize into a corresponding newly created series of Investment Managers Series Trust II (the “Reorganizations”). Based on the recommendation of the Adviser, the Board has determined that proceeding with the Reorganizations is no longer in the best interests of the Funds and their respective shareholders. The proposals from the adjourned special meeting of shareholders (the “Special Meeting”) initially held on August 15, 2025, have been withdrawn, and the Special Meeting has been cancelled. As a result, the Reorganizations will not be consummated, and the Funds will continue to operate as separate series of the Trust. The termination of the Reorganizations does not impact financial position of any of the Funds, and no adjustments have been made to the Funds’ financial statements as a result of this event.

LeaderShares AlphaFactor Tactical Focused ETF

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-LSAT

LeaderShares AlphaFactor US Core Equity ETF

(LSAF) NYSE Arca, Inc.

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about LeaderShares AlphaFactor US Core Equity ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf. You can also request this information by contacting us at 1-888-617-1444. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor US Core Equity ETF	$78	0.75%

How did the Fund perform during the reporting period?

During the LeaderShares® AlphaFactor® US Core Equity ETF’s (the “Fund”) fiscal year, the U.S. equity market broadly demonstrated resilience and strength. Improved macroeconomic fundamentals — including a steady labor market, resilient consumer demand, and moderating inflation — helped support investor confidence. Encouraging earnings growth and optimism around interest-rate cuts further bolstered sentiment, leading major indices to revisit or establish new highs. Yet, volatility remained part of the backdrop, as geopolitical tensions, shifting monetary-policy expectations, and intermittent policy headlines introduced periodic drawdowns. The overall environment thus blended robust underlying momentum with bouts of uncertainty, creating both opportunity and caution for equity investors.

The Fund posted a return of 8.33% for the year ended October 31, 2025, as compared to the 9.59% return of its benchmark AlphaFactor® US Core Equity Index**. During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. Generally, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**The AlphaFactor® US Core Equity Index utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process focused on the largest 1,000 U.S. common stocks based on market capitalization. The methodology selects stocks based on a number of characteristics that include, net share count reduction, cash flow growth, dividend yield, volatility, and debt/asset ratios.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

LeaderShares AlphaFactor US Core Equity ETF - NAV
S&P 500® Index
Leadershares AlphaFactor US Core Equity Index
$30,000
$20,000
$10,000
$0
$26,232
$19,646
$18,407
10/31/18
10/01/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	LeaderShares AlphaFactor US Core Equity ETF - NAV	S&P 500® Index	Leadershares AlphaFactor US Core Equity Index
10/01/18	$10,000	$10,000	$10,000
10/31/18	$9,140	$9,283	$9,142
10/31/19	$10,251	$10,612	$10,358
10/31/20	$10,038	$11,643	$10,237
10/31/21	$13,741	$16,639	$14,165
10/31/22	$12,399	$14,208	$12,853
10/31/23	$12,606	$15,649	$13,165
10/31/24	$16,991	$21,599	$17,927
10/31/25	$18,407	$26,232	$19,646

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2018)
LeaderShares AlphaFactor US Core Equity ETF - NAV	8.33%	12.89%	9.00%
S&P 500® Index	21.45%	17.64%	14.59%
Leadershares AlphaFactor US Core Equity Index	9.59%	13.92%	10.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$111,332,480
Number of Portfolio Holdings	101
Advisory Fee	$1,039,944
Portfolio Turnover	159%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
21.6%
Consumer Discretionary
21.3%
Industrials
16.9%
Technology
14.4%
Health Care
6.9%
Materials
6.1%
Communications
5.9%
Consumer Staples
2.9%
Utilities
1.1%
Energy
1.0%
Real Estate
0.9%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	0.9%
Energy	1.0%
Utilities	1.1%
Consumer Staples	2.9%
Communications	5.9%
Materials	6.1%
Health Care	6.9%
Technology	14.4%
Industrials	16.9%
Consumer Discretionary	21.3%
Financials	21.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ATI, Inc.	1.2%
Lam Research Corporation	1.2%
Dell Technologies, Inc., Class C	1.2%
General Motors Company	1.1%
Fair Isaac Corporation	1.1%
Las Vegas Sands Corporation	1.1%
Salesforce, Inc.	1.1%
TopBuild Corporation	1.1%
QUALCOMM, Inc.	1.1%
Brighthouse Financial, Inc.	1.1%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024.

On December 10, 2024, the Board approved an Agreement and Plan of Reorganization with respect to each of the Funds, pursuant to which each of the Funds was intended to reorganize into a corresponding newly created series of Investment Managers Series Trust II (the “Reorganizations”). Based on the recommendation of the Adviser, the Board has determined that proceeding with the Reorganizations is no longer in the best interests of the Funds and their respective shareholders. The proposals from the adjourned special meeting of shareholders (the “Special Meeting”) initially held on August 15, 2025, have been withdrawn, and the Special Meeting has been cancelled. As a result, the Reorganizations will not be consummated, and the Funds will continue to operate as separate series of the Trust. The termination of the Reorganizations does not impact financial position of any of the Funds, and no adjustments have been made to the Funds’ financial statements as a result of this event.

LeaderShares AlphaFactor US Core Equity ETF

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-LSAF

LeaderShares Dynamic Yield ETF

(DYLD) NYSE Arca, Inc.

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about LeaderShares Dynamic Yield ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf. You can also request this information by contacting us at 1-888-617-1444. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Dynamic Yield ETF	$77	0.75%

How did the Fund perform during the reporting period?

During the LeaderShares® Dynamic Yield ETF’s (the “Fund”) fiscal year, the U.S. fixed-income market experienced a mixture of volatility, shifting yield levels, and changing credit-spread dynamics. After a strong start to the year, Treasury yields climbed — for example, the 10-year U.S. Treasury yield reached around 4.79% in early 2025, even as rate-cut expectations circulated. Credit markets saw periods of both stress and stabilization: in early 2025, spreads on corporate bonds widened meaningfully amid macroeconomic and policy uncertainty, only to gradually tighten later in the year.

The Fund returned 4.57%. The Fund is actively managed and does not track an index. Utilizing its quantitative selection methodology, the Fund invested in a portfolio comprising high-yield corporate bonds, investment-grade corporate bonds, and U.S. treasuries, which collectively contributed to its total return. During the period, the Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index**, which returned 6.16%. A key factor was the Fund's significant allocation to short-term treasuries, which lagged broader fixed-income securities early in the period. Meanwhile, the benchmark, with its focus on investment-grade corporate bonds and treasuries, benefitted from a shift toward discounted securities well-positioned for gains from rate cuts.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

**The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

LeaderShares Dynamic Yield ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,463
$9,946
Jun-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	LeaderShares Dynamic Yield ETF - NAV	Bloomberg U.S. Aggregate Bond Index
Jun-2021	$10,000	$10,000
Oct-2021	$10,088	$10,016
Oct-2022	$8,832	$8,445
Oct-2023	$9,112	$8,476
Oct-2024	$10,005	$9,369
Oct-2025	$10,463	$9,946

Average Annual Total Returns

	1 Year	Since Inception (June 28, 2021)
LeaderShares Dynamic Yield ETF - NAV	4.57%	1.05%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$44,285,581
Number of Portfolio Holdings	199
Advisory Fee	$428,749
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	47.6%
U.S. Government & Agencies	52.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 51.6%
Communications 11.4%
Financials 8.4%
Health Care 7.1%
Technology 5.4%
Industrials 4.7%
Energy 3.1%
Consumer Staples 2.6%
Consumer Discretionary 2.3%
Materials 1.0%
Real Estate 0.5%
Utilities 0.2%
Other Assets in Excess of Liabilities 1.7%

Value	Value
Other Assets in Excess of Liabilities	1.7%
Utilities	0.2%
Real Estate	0.5%
Materials	1.0%
Consumer Discretionary	2.3%
Consumer Staples	2.6%
Energy	3.1%
Industrials	4.7%
Technology	5.4%
Health Care	7.1%
Financials	8.4%
Communications	11.4%
U.S. Treasury Obligations	51.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.0300%, 11/13/25	51.2%
DISH DBS Corporation, 5.7500%, 12/01/28	0.3%
DISH DBS Corporation, 5.2500%, 12/01/26	0.3%
Tenneco, Inc., 8.0000%, 11/17/28	0.3%
Cloud Software Group, Inc., 9.0000%, 09/30/29	0.3%
DIRECTV Holdings, LLC / DIRECTV Financing Company,, 5.8750%, 08/15/27	0.3%
DaVita, Inc., 4.6250%, 06/01/30	0.3%
CCO Holdings, LLC / CCO Holdings Capital, 4.2500%, 01/15/34	0.3%
Picard Midco, Inc., 6.5000%, 03/31/29	0.3%
Frontier Communications Corporation, 5.0000%, 05/01/28	0.3%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024.

On December 10, 2024, the Board approved an Agreement and Plan of Reorganization with respect to each of the Funds, pursuant to which each of the Funds was intended to reorganize into a corresponding newly created series of Investment Managers Series Trust II (the “Reorganizations”). Based on the recommendation of the Adviser, the Board has determined that proceeding with the Reorganizations is no longer in the best interests of the Funds and their respective shareholders. The proposals from the adjourned special meeting of shareholders (the “Special Meeting”) initially held on August 15, 2025, have been withdrawn, and the Special Meeting has been cancelled. As a result, the Reorganizations will not be consummated, and the Funds will continue to operate as separate series of the Trust. The termination of the Reorganizations does not impact financial position of any of the Funds, and no adjustments have been made to the Funds’ financial statements as a result of this event.

LeaderShares Dynamic Yield ETF

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-DYLD

(a)

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gerstan and Mr. Neil M. Kaufman are independent for purposes of this Item.

(a)(2) Not applicable

(a)(3) Not applicable

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2025	2024
LeaderShares AlphaFactor US Core Equity ETF	$15,000	$14,250
LeaderShares AlphaFactor Tactical Focused ETF	$15,000	$14,250
LeaderShares AlphaFactor Dynamic Yield ETF	$16,000	$14,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2025	2024
LeaderShares AlphaFactor US Core Equity ETF	$3,200	$3,200
LeaderShares AlphaFactor Tactical Focused ETF	$3,200	$3,200
LeaderShares AlphaFactor Dynamic Yield ETF	$3,200	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025 and 2024, respectively.

(e)(1)	The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2025 - None 2024 - None

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Advised by Redwood Investment Management, LLC

Annual Financial Statements and Additional Information

October 31, 2025

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2%
	ASSET MANAGEMENT - 3.3%
164,913	Blue Owl Capital, Inc.	$2,600,678

	AUTOMOTIVE - 3.3%
96,680	Harley-Davidson, Inc.	2,608,426

	BEVERAGES - 6.6%
12,559	Boston Beer Company, Inc. (The), Class A(a)	2,599,587
40,277	Monster Beverage Corporation(a)	2,691,712
		5,291,299
	CABLE & SATELLITE - 3.2%
116,945	Sirius XM Holdings, Inc.	2,536,537

	CHEMICALS - 3.1%
30,079	CF Industries Holdings, Inc.	2,505,280

	COMMERCIAL SUPPORT SERVICES - 3.3%
53,438	H&R Block, Inc.	2,658,006

	HEALTH CARE FACILITIES & SERVICES - 7.0%
6,296	HCA Healthcare, Inc.	2,894,145
96,998	Premier, Inc., Class A	2,727,584
		5,621,729
	HEALTH CARE REIT - 3.3%
150,715	Healthcare Realty Trust, Inc.	2,670,670

	HOUSEHOLD PRODUCTS - 3.5%
51,528	Spectrum Brands Holdings, Inc.	2,776,329

	INSURANCE - 13.0%
34,539	American International Group, Inc.	2,727,199
84,066	Corebridge Financial, Inc.	2,737,190
19,055	Globe Life, Inc.	2,505,923
63,560	Old Republic International Corporation	2,508,077
		10,478,389

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	INTERNET MEDIA & SERVICES - 6.0%
75,497	Match Group, Inc.	$2,441,573
9,706	VeriSign, Inc.	2,327,499
		4,769,072
	LEISURE FACILITIES & SERVICES - 9.5%
31,317	Boyd Gaming Corporation	2,438,655
25,164	Choice Hotels International, Inc.	2,339,245
45,795	Travel + Leisure Company	2,875,011
		7,652,911
	MEDICAL EQUIPMENT & DEVICES - 3.7%
39,904	Hologic, Inc.(a)	2,949,305

	OIL & GAS PRODUCERS - 10.0%
24,149	EOG Resources, Inc.	2,555,930
51,759	HF Sinclair Corporation	2,670,764
14,026	Marathon Petroleum Corporation	2,733,808
		7,960,502
	PUBLISHING & BROADCASTING - 3.3%
13,599	Nexstar Media Group, Inc.	2,661,732

	SPECIALTY FINANCE - 3.3%
95,039	MGIC Investment Corporation	2,605,969

	TECHNOLOGY HARDWARE - 6.6%
52,143	Avnet, Inc.	2,526,328
99,692	HP, Inc.	2,758,478
		5,284,806
	TECHNOLOGY SERVICES - 3.0%
31,273	Euronet Worldwide, Inc.(a)	2,372,370

	WHOLESALE - CONSUMER STAPLES - 3.2%
35,354	US Foods Holding Corporation(a)	2,567,407

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Shares						Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TOTAL COMMON STOCKS (Cost $78,012,291)					$78,571,417

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
130,373	Goldman Sachs Financial Square Government Fund, Administration Class. 3.82%(b)(c) (Cost $130,373)					130,373

Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 0.5%
	PUT OPTIONS PURCHASED - 0.5%
440	SPDR S&P 500 ETF Trust(a)	BTIG	12/31/2025	$485	$21,340,000	26,180
65	SPDR S&P 500 ETF Trust(a)	BTIG	03/31/2026	500	3,250,000	19,110
950	SPDR S&P 500 ETF Trust(a)	BTIG	03/31/2026	515	48,925,000	332,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,728,571)					377,790

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,728,571)					377,790

	TOTAL INVESTMENTS - 98.9% (Cost $81,871,235)					$79,079,580
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%					864,628
	NET ASSETS - 100.0%					$79,944,208

BTIG	- BTIG, LLC

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of October 31, 2025.

(c)	All or portion of the security is held in a separate collateral account at October 31, 2025, for option contracts. The total fair value of the collateral as of October 31, 2025, is $130,373 and represents 0.2% of net assets.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	APPAREL & TEXTILE PRODUCTS - 1.0%
3,554	Ralph Lauren Corporation	$1,136,072

	ASSET MANAGEMENT - 4.8%
4,697	Affiliated Managers Group, Inc.	1,117,697
2,265	Ameriprise Financial, Inc.	1,025,524
67,610	Blue Owl Capital, Inc.	1,066,210
11,701	Charles Schwab Corporation (The)	1,105,979
6,464	Raymond James Financial, Inc.	1,025,643
		5,341,053
	AUTOMOTIVE - 2.1%
25,499	BorgWarner, Inc.	1,095,437
18,211	General Motors Company	1,258,198
		2,353,635
	BIOTECH & PHARMA - 1.8%
27,068	Exelixis, Inc.(a)	1,046,720
15,185	Halozyme Therapeutics, Inc.(a)	989,910
		2,036,630
	CHEMICALS - 1.0%
12,428	CF Industries Holdings, Inc.	1,035,129
1,346	Solstice Advanced Materials, Inc.(a)	60,675
		1,095,804
	CONSTRUCTION MATERIALS - 2.9%
3,381	Carlisle Companies, Inc.	1,098,994
4,826	Eagle Materials, Inc.	1,024,656
1,786	Martin Marietta Materials, Inc.	1,094,997
		3,218,647
	CONSUMER SERVICES - 1.9%
5,072	Grand Canyon Education, Inc.(a)	955,058
13,355	Service Corp International	1,115,276
		2,070,334
	DIVERSIFIED INDUSTRIALS - 2.0%
5,332	Honeywell International, Inc.	1,073,492
6,263	ITT, Inc.	1,159,093
		2,232,585

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	E-COMMERCE DISCRETIONARY - 1.8%
12,283	eBay, Inc.	$998,731
16,601	Etsy, Inc.(a)	1,029,262
		2,027,993
	ELECTRIC UTILITIES - 1.1%
6,919	NRG Energy, Inc.	1,189,099

	ELECTRICAL EQUIPMENT - 2.9%
18,741	Carrier Global Corporation	1,114,901
13,798	Trimble, Inc.(a)	1,100,391
26,793	Vontier Corporation	1,031,531
		3,246,823
	ENGINEERING & CONSTRUCTION - 3.2%
1,721	EMCOR Group, Inc.	1,163,017
7,478	Jacobs Solutions, Inc.	1,165,147
2,880	TopBuild Corporation(a)	1,216,743
		3,544,907
	ENTERTAINMENT CONTENT - 2.0%
5,535	Electronic Arts, Inc.	1,107,332
19,180	Fox Corporation, Class B	1,120,304
		2,227,636
	FOOD - 1.0%
10,317	Post Holdings, Inc.(a)	1,072,246

	HEALTH CARE FACILITIES & SERVICES - 4.1%
8,358	DaVita, Inc.(a)	994,769
2,600	HCA Healthcare, Inc.	1,195,167
5,482	Tenet Healthcare Corporation(a)	1,131,978
5,458	Universal Health Services, Inc., Class B	1,184,441
		4,506,355
	HOME CONSTRUCTION - 4.6%
6,632	DR Horton, Inc.	988,699
15,962	Masco Corporation	1,033,699
141	NVR, Inc.(a)	1,016,726
8,500	PulteGroup, Inc.	1,018,895

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME CONSTRUCTION - 4.6% (Continued)
8,120	Toll Brothers, Inc.	$1,095,793
		5,153,812
	HOTEL REIT - 0.9%
65,456	Host Hotels & Resorts, Inc.	1,048,605

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.1%
11,052	Mueller Industries, Inc.	1,170,075

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
1,414	Goldman Sachs Group, Inc.	1,116,169
13,149	SEI Investments Company	1,059,941
		2,176,110
	INSURANCE - 10.8%
10,056	Aflac, Inc.	1,077,903
14,273	American International Group, Inc.	1,126,996
21,006	Brighthouse Financial, Inc.(a)	1,198,812
34,677	Corebridge Financial, Inc.	1,129,083
21,800	Equitable Holdings, Inc.	1,076,920
7,872	Globe Life, Inc.	1,035,247
8,404	Hartford Insurance Group, Inc. (The)	1,043,609
11,129	Loews Corporation	1,108,003
13,679	MetLife, Inc.	1,091,858
4,042	Primerica, Inc.	1,050,395
14,450	Unum Group	1,060,919
		11,999,745
	INTERNET MEDIA & SERVICES - 3.9%
206	Booking Holdings, Inc.	1,046,014
5,247	Expedia Group, Inc.	1,154,340
8,175	GoDaddy, Inc., Class A(a)	1,088,338
51,222	Lyft, Inc., Class A(a)	1,048,002
		4,336,694
	LEISURE FACILITIES & SERVICES - 7.0%
12,922	Boyd Gaming Corporation	1,006,236
4,275	Hilton Worldwide Holdings, Inc.	1,098,504

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 7.0% (Continued)
20,804	Las Vegas Sands Corporation	$1,234,717
4,273	Marriott International, Inc., Class A	1,113,458
18,847	Travel + Leisure Company	1,183,215
13,968	Wyndham Hotels & Resorts, Inc.	1,025,670
8,613	Wynn Resorts Ltd.	1,024,861
		7,686,661
	MACHINERY - 3.0%
13,167	Graco, Inc.	1,076,666
4,746	Lincoln Electric Holdings, Inc.	1,112,700
1,480	Parker-Hannifin Corporation	1,143,788
		3,333,154
	MEDICAL EQUIPMENT & DEVICES - 1.0%
1,768	IDEXX Laboratories, Inc.(a)	1,112,974

	METALS & MINING - 1.0%
13,292	Newmont Corporation	1,076,253

	OIL & GAS PRODUCERS - 1.0%
7,206	Chevron Corporation	1,136,530

	RETAIL - CONSUMER STAPLES - 1.0%
11,857	Dollar Tree, Inc.(a)	1,175,265

	RETAIL - DISCRETIONARY - 2.9%
1,846	Dillard’s, Inc., Class A	1,107,747
3,521	Lithia Motors, Inc.	1,105,876
2,052	Ulta Beauty, Inc.(a)	1,066,794
		3,280,417
	SEMICONDUCTORS - 3.3%
8,845	Cirrus Logic, Inc.(a)	1,173,289
8,370	Lam Research Corporation	1,317,940
6,703	QUALCOMM, Inc.	1,212,573
		3,703,802

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 3.1%
36,634	Dropbox, Inc., Class A(a)	$1,062,386
4,692	Salesforce, Inc.	1,221,843
13,398	Zoom Communications, Inc.(a)	1,168,708
		3,452,937
	SPECIALTY FINANCE - 3.0%
2,434	Credit Acceptance Corporation(a)	1,088,826
39,213	MGIC Investment Corporation	1,075,220
15,969	Synchrony Financial	1,187,774
		3,351,820
	STEEL - 1.2%
13,704	ATI, Inc.(a)	1,356,285

	TECHNOLOGY HARDWARE - 4.1%
21,456	Avnet, Inc.	1,039,543
8,046	Dell Technologies, Inc., Class C	1,303,533
5,149	Jabil, Inc.	1,137,363
6,820	TD SYNNEX Corporation	1,067,262
		4,547,701
	TECHNOLOGY SERVICES - 4.9%
12,857	Euronet Worldwide, Inc.(a)	975,332
746	Fair Isaac Corporation(a)	1,238,009
5,933	Leidos Holdings, Inc.	1,130,059
16,562	PayPal Holdings, Inc.	1,147,250
14,863	Shift4 Payments, Inc., Class A(a)	1,027,033
		5,517,683
	TRANSPORTATION & LOGISTICS - 4.7%
22,483	Alaska Air Group, Inc.(a)	938,216
9,141	Expeditors International of Washington, Inc.	1,114,288
21,290	GXO Logistics, Inc.(a)	1,196,710
5,950	Ryder System, Inc.	1,006,919
35,466	Southwest Airlines Company	1,074,620
		5,330,753

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.9%
13,535	Sysco Corporation	$1,005,380

	TOTAL COMMON STOCKS (Cost $102,343,730)	110,252,475

	TOTAL INVESTMENTS - 99.0% (Cost $102,343,730)	$110,252,475
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,080,005
	NET ASSETS - 100.0%	$111,332,480

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.7%
	AEROSPACE & DEFENSE — 2.2%
106,000	Boeing Company (The)		2.1960	02/04/26	$105,437
95,000	Boeing Company (The)		5.1500	05/01/30	97,633
96,000	Boeing Company (The)		5.7050	05/01/40	97,925
97,000	Boeing Company (The)		5.8050	05/01/50	96,569
99,000	Boeing Company (The)		5.9300	05/01/60	98,441
6,000	Bombardier, Inc.(a)		7.8750	04/15/27	6,026
102,000	RTX Corporation		4.1250	11/16/28	102,100
115,000	RTX Corporation		4.5000	06/01/42	104,681
108,000	TransDigm, Inc.(a)		6.7500	08/15/28	110,264
108,000	TransDigm, Inc.(a)		6.8750	12/15/30	112,227
					931,303
	AUTOMOTIVE — 0.3%
136,000	Tenneco, Inc.(a)		8.0000	11/17/28	135,732

	BANKING — 6.1%
112,000	Bank of America Corporation(b)	SOFRRATE + 0.960%	1.7340	07/22/27	110,028
109,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	107,310
104,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	104,390
108,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	107,244
124,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	115,107
121,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	110,562
145,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	107,560
143,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	113,756
128,000	Bank of America Corporation Series B(b)	TSFR3M + 3.412%	4.0830	03/20/51	104,683
101,000	Citigroup, Inc.		4.4500	09/29/27	101,327
104,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	103,786
124,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	114,338
111,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	109,638
121,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	114,410
103,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	104,003
120,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	109,369

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.7% (Continued)
	BANKING — 6.1% (Continued)
96,000	JPMorgan Chase & Company		6.4000	05/15/38	$109,253
127,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	104,221
138,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	99,545
104,000	Wells Fargo & Company		3.0000	04/22/26	103,516
105,000	Wells Fargo & Company		3.0000	10/23/26	104,029
113,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	109,960
122,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	115,648
150,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	116,911
115,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	107,355
					2,707,949
	BEVERAGES — 0.5%
102,000	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.		4.7000	02/01/36	101,213
108,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	109,507
					210,720
	BIOTECH & PHARMA — 2.4%
103,000	AbbVie, Inc.		2.9500	11/21/26	101,964
111,000	AbbVie, Inc.		3.2000	11/21/29	107,200
122,000	AbbVie, Inc.		4.0500	11/21/39	109,288
124,000	AbbVie, Inc.		4.2500	11/21/49	104,390
123,000	Amgen, Inc.		4.6630	06/15/51	107,626
94,000	AstraZeneca plc		6.4500	09/15/37	107,400
107,000	Bristol-Myers Squibb Company		3.4000	07/26/29	104,497
125,000	Bristol-Myers Squibb Company		4.2500	10/26/49	104,087
94,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	106,001
84,000	Pfizer, Inc.		7.2000	03/15/39	101,014
					1,053,467
	CABLE & SATELLITE — 5.5%
117,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.1250	05/01/27	116,394
120,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)		5.0000	02/01/28	118,900
124,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)		5.3750	06/01/29	122,458
115,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)		6.3750	09/01/29	115,952
122,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)		4.7500	03/01/30	116,083

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.7% (Continued)
	CABLE & SATELLITE — 5.5% (Continued)
126,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)		4.5000	08/15/30	$118,203
132,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)		4.2500	02/01/31	119,799
136,000	CCO Holdings, LLC / CCO Holdings Capital Corporation		4.5000	05/01/32	121,064
142,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)		4.5000	06/01/33	123,336
149,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)		4.2500	01/15/34	125,302
108,000	Comcast Corporation(a)		5.1680	01/15/37	106,357
110,000	Comcast Corporation		4.6000	10/15/38	102,253
115,000	Comcast Corporation		4.7000	10/15/48	98,403
163,000	Comcast Corporation		2.8870	11/01/51	98,606
160,000	Comcast Corporation		2.9370	11/01/56	92,800
126,000	DIRECTV Holdings, LLC / DIRECTV Financing, Inc.(a)		5.8750	08/15/27	126,108
147,000	DISH DBS Corporation(a)		5.2500	12/01/26	144,732
150,000	DISH DBS Corporation(a)		5.7500	12/01/28	144,826
115,000	DISH Network Corporation(a)		11.7500	11/15/27	121,150
117,000	Sirius XM Radio, Inc.(a)		5.0000	08/01/27	116,801
118,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	114,678
					2,464,205
	CONSTRUCTION MATERIALS — 0.3%
122,000	Standard Industries, Inc.(a)		4.3750	07/15/30	117,985

	CONTAINERS & PACKAGING — 0.3%
115,000	Mauser Packaging Solutions Holding Company(a)		7.8750	08/15/26	114,569

	DIVERSIFIED INDUSTRIALS — 0.2%
95,000	General Electric Company		6.7500	03/15/32	107,955

	E-COMMERCE DISCRETIONARY — 0.5%
103,000	Amazon.com, Inc.		3.1500	08/22/27	101,891
124,000	Amazon.com, Inc.		4.0500	08/22/47	104,135
					206,026
	ELECTRIC UTILITIES — 0.3%
118,000	FirstEnergy Corporation		4.1500	07/15/27	117,243

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.7% (Continued)
	ELECTRICAL EQUIPMENT — 0.5%
109,000	Emerald Debt Merger Sub, LLC(a)		6.6250	12/15/30	$112,194
105,000	WESCO Distribution, Inc.(a)		7.2500	06/15/28	106,510
					218,704
	ENGINEERING & CONSTRUCTION — 0.2%
102,000	Brand Industrial Services, Inc.(a)		10.3750	08/01/30	98,291

	FOOD — 1.9%
103,000	Kraft Heinz Foods Company		3.0000	06/01/26	102,238
101,000	Kraft Heinz Foods Company		3.8750	05/15/27	100,546
106,000	Kraft Heinz Foods Company		4.2500	03/01/31	104,374
95,000	Kraft Heinz Foods Company(a)		7.1250	08/01/39	108,599
112,000	Kraft Heinz Foods Company		5.0000	06/04/42	103,366
110,000	Kraft Heinz Foods Company		5.2000	07/15/45	101,955
120,000	Kraft Heinz Foods Company		4.3750	06/01/46	100,304
117,000	Kraft Heinz Foods Company		4.8750	10/01/49	102,738
					824,120
	HEALTH CARE FACILITIES & SERVICES — 3.4%
100,000	Cigna Group (The)		4.3750	10/15/28	100,610
116,000	Cigna Group (The)		4.9000	12/15/48	103,907
99,000	CVS Health Corporation		4.3000	03/25/28	99,111
113,000	CVS Health Corporation		4.7800	03/25/38	106,115
115,000	CVS Health Corporation		5.1250	07/20/45	104,514
118,000	CVS Health Corporation		5.0500	03/25/48	104,934
130,000	DaVita, Inc.(a)		4.6250	06/01/30	125,675
93,000	HCA, Inc.		5.8750	02/15/26	93,112
111,000	HCA, Inc.		5.6250	09/01/28	114,488
117,000	HCA, Inc.		3.5000	09/01/30	112,241
109,000	Tenet Healthcare Corporation		6.2500	02/01/27	109,254
116,000	Tenet Healthcare Corporation		5.1250	11/01/27	115,952
114,000	Tenet Healthcare Corporation		6.1250	10/01/28	114,222
113,000	Tenet Healthcare Corporation		6.1250	06/15/30	115,237
					1,519,372
	INDUSTRIAL INTERMEDIATE PROD — 0.2%
105,000	Chart Industries, Inc.(a)		7.5000	01/01/30	109,637

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.7% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.3%
116,000	United Rentals North America, Inc.		4.8750	01/15/28	$115,991

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
102,000	Goldman Sachs Group, Inc. (The)(b)	TSFR3M + 1.563%	4.2230	05/01/29	102,032
118,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	107,057
101,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	113,205
102,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	112,398
99,000	Morgan Stanley		3.8750	01/27/26	98,928
112,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	110,488
103,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	103,597
124,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	116,053
					863,758
	INSURANCE — 0.2%
104,000	HUB International Ltd.(a)		7.2500	06/15/30	108,653

	INTERNET MEDIA & SERVICES — 0.3%
124,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	123,921

	LEISURE FACILITIES & SERVICES — 1.3%
116,000	1011778 BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	114,015
126,000	1011778 BC ULC / New Red Finance, Inc.(a)		4.0000	10/15/30	119,306
108,000	Caesars Entertainment, Inc.(a)		7.0000	02/15/30	111,200
116,000	Carnival Corporation(a)		4.0000	08/01/28	114,209
117,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	119,002
					577,732
	MEDICAL EQUIPMENT & DEVICES — 1.3%
100,000	Abbott Laboratories		4.9000	11/30/46	95,932
121,000	Avantor Funding, Inc.(a)		4.6250	07/15/28	119,135
104,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	108,810
119,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	115,784
118,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	117,630
					557,291

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.7% (Continued)
	METALS & MINING — 0.4%
113,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	109,689
125,000	Novelis Corporation(a)		4.7500	01/30/30	120,898
					230,587

	OIL & GAS PRODUCERS — 3.0%
120,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	$115,859
103,000	Civitas Resources, Inc.(a)		8.3750	07/01/28	106,556
102,000	Civitas Resources, Inc.(a)		8.7500	07/01/31	105,168
94,000	ConocoPhillips		6.5000	02/01/39	105,875
136,000	ConocoPhillips Company		4.0250	03/15/62	100,989
99,000	Continental Resources, Inc./OK(a)		5.7500	01/15/31	101,933
118,000	New Fortress Energy, Inc.(a)		6.5000	09/30/26	17,509
132,000	Shell Finance US, Inc.		4.3750	05/11/45	115,707
95,000	Shell International Finance BV		6.3750	12/15/38	107,526
109,000	Venture Global LNG, Inc.(a)		8.1250	06/01/28	112,352
102,000	Venture Global LNG, Inc.(a)		9.5000	02/01/29	109,805
111,000	Venture Global LNG, Inc.(a)		8.3750	06/01/31	114,063
104,000	Venture Global LNG, Inc.(a)		9.8750	02/01/32	111,150
					1,324,492
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
38,000	Weatherford International Ltd.(a)		8.6250	04/30/30	38,869

	PUBLISHING & BROADCASTING — 0.3%
119,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	119,023

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
120,000	SBA Communications Corporation		3.8750	02/15/27	118,742
123,000	SBA Communications Corporation		3.1250	02/01/29	116,368
					235,110
	RETAIL - DISCRETIONARY — 0.2%
100,000	Home Depot, Inc. (The)		5.8750	12/16/36	108,596

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.7% (Continued)
	SEMICONDUCTORS — 0.5%
130,000	Broadcom, Inc.(a)		3.1370	11/15/35	$112,590
134,000	Broadcom, Inc.(a)		3.1870	11/15/36	114,312
					226,902
	SOFTWARE — 2.9%
124,000	AthenaHealth Group, Inc.(a)		6.5000	02/15/30	121,485
124,000	Cloud Software Group, Inc.(a)		9.0000	09/30/29	128,375
124,000	McAfee Corporation(a)		7.3750	02/15/30	113,671
104,000	Microsoft Corporation		2.4000	08/08/26	102,880
100,000	Microsoft Corporation		3.3000	02/06/27	99,457
159,000	Microsoft Corporation		2.5250	06/01/50	99,896
140,000	Microsoft Corporation		2.9210	03/17/52	94,217
163,000	Microsoft Corporation		2.6750	06/01/60	96,394
138,000	Oracle Corporation		3.6000	04/01/50	93,386
142,000	Oracle Corporation		3.8500	04/01/60	93,919
124,000	Picard Midco, Inc.(a)		6.5000	03/31/29	125,079
114,000	SS&C Technologies, Inc.(a)		5.5000	09/30/27	114,140
					1,282,899
	SPECIALTY FINANCE — 0.1%
41,000	OneMain Finance Corporation		7.1250	03/15/26	41,295

	TECHNOLOGY HARDWARE — 1.3%
99,000	Apple, Inc.		3.2500	02/23/26	98,768
123,000	Apple, Inc.		3.8500	05/04/43	104,879
103,000	Apple, Inc.		4.6500	02/23/46	96,034
15,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	15,112
125,000	Imola Merger Corporation(a)		4.7500	05/15/29	123,401
102,000	NCR Atleos Escrow Corporation(a)		9.5000	04/01/29	110,229
9,000	Western Digital Corporation		4.7500	02/15/26	9,000
					557,423

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.7% (Continued)
	TECHNOLOGY SERVICES — 0.7%
122,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	$120,586
100,000	Visa, Inc.		3.1500	12/14/25	99,859
115,000	Visa, Inc.		4.3000	12/14/45	101,800
					322,245
	TELECOMMUNICATIONS — 5.2%
101,000	AT&T, Inc.		4.3500	03/01/29	101,282
103,000	AT&T, Inc.		4.3000	02/15/30	102,930
130,000	AT&T, Inc.		2.5500	12/01/33	110,312
150,000	AT&T, Inc.		3.5000	09/15/53	102,961
151,000	AT&T, Inc.		3.5500	09/15/55	103,078
143,000	AT&T, Inc.		3.8000	12/01/57	100,984
152,000	AT&T, Inc.		3.6500	09/15/59	103,033
81,000	British Telecommunications plc		9.6250	12/15/30	99,089
85,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	99,994
125,000	Frontier Communications Holdings, LLC(a)		5.0000	05/01/28	124,908
81,000	Orange S.A.		9.0000	03/01/31	97,980
117,000	Verizon Communications, Inc.		4.1250	03/16/27	117,073
112,000	Verizon Communications, Inc.		4.3290	09/21/28	112,601
117,000	Verizon Communications, Inc.		4.0160	12/03/29	115,864
116,000	Verizon Communications, Inc.		2.5500	03/21/31	105,469
106,000	Verizon Communications, Inc.		4.5000	08/10/33	104,148
137,000	Verizon Communications, Inc.		3.4000	03/22/41	107,630
114,000	Verizon Communications, Inc.		4.8620	08/21/46	102,922
149,000	Verizon Communications, Inc.		3.5500	03/22/51	107,488
134,000	Verizon Communications, Inc.		3.7000	03/22/61	93,339
111,000	Vodafone Group plc		5.2500	05/30/48	104,354
106,000	Vodafone Group plc(b)	USSW5 + 4.873%	7.0000	04/04/79	112,003
					2,329,442
	TOBACCO & CANNABIS — 0.2%
105,000	BAT Capital Corporation		3.5570	08/15/27	103,978

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.7% (Continued)
	TRANSPORTATION & LOGISTICS — 1.1%
25,333	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	$25,415
117,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	118,118
107,000	Delta Air Lines, Inc.		7.3750	01/15/26	107,306
118,000	United Airlines, Inc.(a)		4.3750	04/15/26	117,836
118,000	United Airlines, Inc.(a)		4.6250	04/15/29	116,943
					485,618
	TOTAL CORPORATE BONDS (Cost $21,873,361)				20,691,103

	U.S. GOVERNMENT & AGENCIES — 51.6%
	U.S. TREASURY BILLS — 51.6%
22,700,000	United States Treasury Bill(c)		3.0300	11/13/25	22,675,499
65,000	United States Treasury Note		1.6250	05/15/31	58,096
58,000	United States Treasury Note		2.2500	05/15/41	43,292
68,000	United States Treasury Note		2.3750	05/15/51	44,241
					22,821,128
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $22,857,065)				22,821,128

	TOTAL INVESTMENTS - 98.3% (Cost $44,730,426)				$43,512,231
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%				773,350
	NET ASSETS - 100.0%				$44,285,581

BV	- Besloten Vennooschap

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

plc	- Public Limited Company

S.A.	- Société Anonyme

SOFRRATE	Secured Overnight Financing Rate

TSFR3M	Treasury Secured Overnight Financing Rate 3 month

USSW5	USD 5 Year Interest Rate Swap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the total market value of Rule 144A securities is $7,224,867 or 16.3% of net assets.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(c)	Zero coupon bond. Rate disclosed is the current yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2025

	LeaderShares®	LeaderShares®
ASSETS	AlphaFactor®	AlphaFactor®	LeaderShares®
Investment securities:	Tactical Focused ETF	US Core Equity ETF	Dynamic Yield ETF
Investments, at cost	$81,871,235	$102,343,730	$44,730,426
Investments, at fair value	$79,079,580	$110,252,475	$43,512,231
Cash	916,545	1,115,077	545,921
Receivable for foreign tax reclaims	8,133	1,699	—
Receivable for investments sold	—	—	121,800
Dividends and interest receivable	382	16,306	273,315
TOTAL ASSETS	80,004,640	111,385,557	44,453,267

LIABILITIES
Investment advisory fees payable	60,432	53,077	11,881
Distributions payable	—	—	155,805
TOTAL LIABILITIES	60,432	53,077	167,686
NET ASSETS	$79,944,208	$111,332,480	$44,285,581

Net Assets Consist Of:
Paid in capital	$115,161,641	$167,683,564	$52,223,332
Accumulated deficit	(35,217,433)	(56,351,084)	(7,937,751)
NET ASSETS	$79,944,208	$111,332,480	$44,285,581

Net Asset Value Per Share:
Net Assets	$79,944,208	$111,332,480	$44,285,581
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,000,000	2,525,000	1,950,000
Net asset value (Net Assets ÷ Shares Outstanding)	$39.97	$44.09	$22.71

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2025

	LeaderShares®	LeaderShares®
	AlphaFactor®	AlphaFactor®	LeaderShares®
INVESTMENT INCOME	Tactical Focused ETF	US Core Equity ETF	Dynamic Yield ETF
Dividends	$2,297,140	$1,800,367	$—
Interest	245,812	50,880	2,781,280
Less: Foreign withholding expense	—	(2,549)	—
TOTAL INVESTMENT INCOME	2,542,952	1,848,698	2,781,280

EXPENSES
Investment advisory fees	1,032,592	1,039,944	428,749
TOTAL EXPENSES	1,032,592	1,039,944	428,749
NET INVESTMENT INCOME	1,510,360	808,754	2,352,531

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(4,374,248)	(15,179,089)	(19,576)
In-kind redemptions	19,472,706	34,365,480	(227,642)
Realized gain (loss) on investments	15,098,458	19,186,391	(247,218)
Change in unrealized appreciation (depreciation) on:
Investments	(16,387,268)	(7,825,433)	339,569

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,288,810)	11,360,958	92,351

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,550	$12,169,712	$2,444,882

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS
Net investment income	$1,510,360	$1,860,495
Net realized loss on investments	(4,374,248)	(829,688)
Net realized gain on in-kind redemptions	19,472,706	19,288,642
Unrealized appreciation (depreciation) on investments	(16,387,268)	13,599,324
Net increase (decrease) in net assets resulting from operations	221,550	33,918,773

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,456,599)	(2,646,455)
Net decrease in net assets resulting from distributions to shareholders	(1,456,599)	(2,646,455)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	69,246,377	118,981,911
Cost of shares redeemed	(110,262,680)	(214,512,961)
Net decrease in net assets resulting from shares of beneficial interest	(41,016,303)	(95,531,050)

TOTAL DECREASE IN NET ASSETS	(42,251,352)	(64,258,732)

NET ASSETS
Beginning of Year	122,195,560	186,454,292
End of Year	$79,944,208	$122,195,560

SHARE ACTIVITY
Shares sold	1,725,000	3,375,000
Shares redeemed	(2,725,000)	(6,125,000)
Net decrease in shares of beneficial interest outstanding	(1,000,000)	(2,750,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS
Net investment income	$808,754	$720,555
Net realized loss on investments	(15,179,089)	(7,079,158)
Net realized gain on in-kind redemptions	34,365,480	38,499,073
Unrealized appreciation (depreciation) on investments	(7,825,433)	11,432,517
Net increase in net assets resulting from operations	12,169,712	43,572,987

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(610,245)	(1,243,170)
Net decrease in net assets resulting from distributions to shareholders	(610,245)	(1,243,170)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	153,286,213	195,868,329
Cost of shares redeemed	(209,824,078)	(237,067,222)
Net decrease in net assets resulting from shares of beneficial interest	(56,537,865)	(41,198,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,978,398)	1,130,924

NET ASSETS
Beginning of Year	156,310,878	155,179,954
End of Year	$111,332,480	$156,310,878

SHARE ACTIVITY
Shares sold	3,700,000	5,075,000
Shares redeemed	(5,000,000)	(6,325,000)
Net decrease in shares of beneficial interest outstanding	(1,300,000)	(1,250,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS
Net investment income	$2,352,531	$3,245,819
Net realized loss on investments	(19,576)	(3,630,338)
Net realized loss on in-kind redemptions	(227,642)	(606,955)
Unrealized appreciation on investments	339,569	8,200,972
Net increase in net assets resulting from operations	2,444,882	7,209,498

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(2,489,990)	(3,187,125)
Net decrease in net assets resulting from distributions to shareholders	(2,489,990)	(3,187,125)

FROM SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed	(23,749,152)	(24,458,926)
Net decrease in net assets resulting from shares of beneficial interest	(23,749,152)	(24,458,926)

TOTAL DECREASE IN NET ASSETS	(23,794,260)	(20,436,553)

NET ASSETS
Beginning of Year	68,079,841	88,516,394
End of Year	$44,285,581	$68,079,841

SHARE ACTIVITY
Shares redeemed	(1,050,000)	(1,100,000)
Net decrease in shares of beneficial interest outstanding	(1,050,000)	(1,100,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$40.73	$32.43	$32.98	$35.11	$24.09
Activity from investment operations:
Net investment income (1)	0.59	0.49	0.44	0.49	0.51
Net realized and unrealized gain (loss) on investments	(0.83)	8.45	(0.88)	(1.40)	10.60
Total from investment operations	(0.24)	8.94	(0.44)	(0.91)	11.11
Less distributions from:
Net investment income	(0.52)	(0.64)	(0.11)	(0.88)	(0.09)
Return of capital	—	—	—	(0.34)	—
Total distributions	(0.52)	(0.64)	(0.11)	(1.22)	(0.09)
Net asset value, end of year	$39.97	$40.73	$32.43	$32.98	$35.11
Market price, end of year	$39.95	$40.77	$32.42	$32.93	$35.13
Total return (2)	(0.59)%	27.93%	(1.32)%	(2.76)%	46.20%
Net assets, at end of year (000s)	$79,944	$122,196	$186,454	$157,485	$128,144
Ratio of expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	1.45%	1.33%	1.33%	1.48%	1.53%
Portfolio Turnover Rate (3)	189%	107%	192%	229%	78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$40.87	$30.58	$30.18	$33.72	$24.72
Activity from investment operations:
Net investment income (1)	0.24	0.18	0.27	0.27	0.11
Net realized and unrealized gain (loss) on investments	3.15	10.40	0.23	(3.56)	8.99
Total from investment operations	3.39	10.58	0.50	(3.29)	9.10
Less distributions from:
Net investment income	(0.17)	(0.29)	(0.10)	(0.25)	(0.10)
Total distributions	(0.17)	(0.29)	(0.10)	(0.25)	(0.10)
Net asset value, end of year	$44.09	$40.87	$30.58	$30.18	$33.72
Market price, end of year	$44.10	$40.85	$30.56	$30.20	$33.78
Total return (2)	8.33%	34.79%	1.66%	(9.76)%	36.84%
Net assets, at end of year (000s)	$111,332	$156,311	$155,180	$146,385	$123,093
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.58%	0.49%	0.85%	0.88%	0.35%
Portfolio Turnover Rate (3)	159%	146%	136%	150%	177%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the Year	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended	Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 *
Net asset value, beginning of year/period	$22.69	$21.59	$21.60	$25.07	$25.00
Activity from investment operations:
Net investment income (1)	0.93	1.00	0.72	0.36	0.18
Net realized and unrealized gain (loss) on investments	0.08	1.09	(0.03)	(3.46)	0.04
Total from investment operations	1.01	2.09	0.69	(3.10)	0.22
Less distributions from:
Net investment income	(0.99)	(0.99)	(0.70)	(0.36)	(0.15)
Net realized gains	—	—	—	(0.01)	—
Total distributions	(0.99)	(0.99)	(0.70)	(0.37)	(0.15)
Net asset value, end of year/period	$22.71	$22.69	$21.59	$21.60	$25.07
Market price, end of year/period	$22.69	$22.64	$21.54	$21.61	$25.12
Total return (2)	4.57%	9.80%	3.17%	(12.45)%	0.88	% (3)
Net assets, at end of year/period (000s)	$44,286	$68,080	$88,516	$89,653	$71,461
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75	% (4)
Ratio of net investment income to average net assets	4.11%	4.43%	3.23%	1.58%	2.11	% (4)
Portfolio Turnover Rate (5)	1%	47%	0%	66%	6	% (3)

*	Fund commenced operation on June 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Not annualized.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

1.	ORGANIZATION

The LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, and LeaderShares® Dynamic Yield ETF (each, a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The LeaderShares® AlphaFactor® Tactical Focused ETF seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® Dynamic Yield ETF seeks current income. The LeaderShares® AlphaFactor® US Core Equity ETF commenced operations on October 1, 2018. The LeaderShares®AlphaFactor® Tactical Focused ETF commenced operations on October 26, 2020. The LeaderShares® Dynamic Yield ETF commenced operations on June 28, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of such Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds and closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Funds - The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by any series of the Trust, including the Funds.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025, for the Funds’ investments measured at fair value:

LeaderShares® AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$78,571,417	$—	$—	$78,571,417
Money Market Fund	130,373	—	—	130,373
Options Purchased	377,790	—	—	377,790
Total	$79,079,580	$—	$—	$79,079,580

LeaderShares® AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$110,252,475	$—	$—	$110,252,475
Total	$110,252,475	$—	$—	$110,252,475

LeaderShares® Dynamic Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$20,691,103	$—	$20,691,103
U.S. Government & Agencies	—	22,821,128	—	22,821,128
Total	$—	$43,512,231	$—	$43,512,231

The Funds did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – For the, LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® AlphaFactor® US Core Equity ETF, dividends from net investment income, if any, are declared and paid annually. For the LeaderShares® Dynamic Yield ETF, dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature.

To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The average month end notional value of the purchased options the LeaderShares® AlphaFactor® Tactical Focused ETF Fund invested in during the year ended October 31, 2025, was $42,883,750. The LeaderShares® AlphaFactor® US Core Equity ETF, and LeaderShares® Dynamic Yield ETF did not invest in option contracts during the year ended October 31, 2025.

For the year ended October 31, 2025, the LeaderShares® AlphaFactor® Tactical Focused ETF had a fair value amount of $377,790 on purchased options subject to equity price risk and this fair value amount is included in the line item marked “Investments, at fair value” on the Statements of Assets and Liabilities. The Fund had net unrealized depreciation of ($3,350,781) on purchased options subject to equity price risk and this unrealized appreciation amount is included in the line item marked “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022 to October 31, 2024, or expected to be taken in the Funds’ October 31, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases		Sales
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® AlphaFactor® Tactical Focused ETF	$188,384,436	$—	$193,286,141	$—
LeaderShares® AlphaFactor® US Core Equity ETF	235,228,654	—	234,449,907	—
LeaderShares® Dynamic Yield ETF	183,123	—	173,995	3,015,000

	Purchases In-Kind		Sales In-Kind
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® AlphaFactor® Tactical Focused ETF	$69,183,144	$—	$108,544,751	$—
LeaderShares® AlphaFactor® US Core Equity ETF	151,425,909	—	208,053,428	—
LeaderShares® Dynamic Yield ETF	—	—	10,173,223	220,913

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to investment advisory agreement between the Trust and the Adviser with respect to the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, and LeaderShares® Dynamic Yield ETF pay the Adviser a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.99%, 0.75% and 0.75%, respectively, of each Funds’ average daily net assets. For the year ended October 31, 2025, the Funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® AlphaFactor® Tactical Focused ETF	$1,032,592
LeaderShares® AlphaFactor® US Core Equity ETF	1,039,944
LeaderShares® Dynamic Yield ETF	428,749

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor (the “Distributor”), its affiliates, and the Funds’ Adviser or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Adviser.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with UFS, the Adviser on behalf of the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Adviser on behalf of the Funds. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Adviser or Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser on behalf of the Funds.

Each Trustee who is not affiliated with the Trust or an adviser to a fund within the Trust receives quarterly fees. For the year ended October 31, 2025, the Trustees received fees in the amount of $40,323, with respect to the Funds, paid by the Adviser out of the unitary fee.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2025, was as follows:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Purposes	Appreciation	Depreciation	App/Dep
LeaderShares® AlphaFactor® Tactical Focused ETF	$86,993,116	$5,103,313	$(13,016,849)	$(7,913,536)
LeaderShares® AlphaFactor® US Core Equity ETF	102,337,002	10,768,658	(2,853,185)	7,915,473
LeaderShares® Dynamic Yield ETF	44,736,744	316,536	(1,541,079)	(1,224,543)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2025 and October 31, 2024 was as follows:

	For the period ended October 31, 2025:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
LeaderShares® AlphaFactor Tactical Focused ETF	$1,456,599	$—	$—	$—	$1,456,599
LeaderShares® AlphaFactor® US Core Equity ETF	610,245	—	—	—	610,245
LeaderShares® Dynamic Yield ETF	2,489,990	—	—	—	2,489,990

	For the period ended October 31, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
LeaderShares® AlphaFactor Tactical Focused ETF	$2,646,455	$—	$—	$—	$2,646,455
LeaderShares® AlphaFactor® US Core Equity ETF	1,243,170	—	—	—	1,243,170
LeaderShares® Dynamic Yield ETF	3,187,125	—	—	—	3,187,125

As of October 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® AlphaFactor® Tactical Focused ETF	$1,087,184	$—	$—	$(28,391,081)	$—	$(7,913,536)	$(35,217,433)
LeaderShares® AlphaFactor® US Core Equity ETF	562,236	—	—	(64,828,793)	—	7,915,473	(56,351,084)
LeaderShares® Dynamic Yield ETF	186,329	—	—	(6,743,732)	(155,805)	(1,224,543)	(7,937,751)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for debt modification, adjustments for accrued dividend payable and adjustments for C-Corps.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

At October 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
LeaderShares® AlphaFactor® Tactical Focused ETF	$26,849,019	$1,542,062	$28,391,081	$2,511,053
LeaderShares® AlphaFactor® US Core Equity ETF	61,319,878	3,508,915	64,828,793	—
LeaderShares® Dynamic Yield ETF	3,034,206	3,709,526	6,743,732	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Funds for the year ended October 31, 2025 as follows:

	Paid in	Accumulated
Fund	Capital	Earnings (Losses)
LeaderShares® AlphaFactor® Tactical Focused ETF	$17,496,672	$(17,496,672)
LeaderShares® AlphaFactor® US Core Equity ETF	34,395,804	(34,395,804)
LeaderShares® Dynamic Yield ETF	(227,642)	227,642

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the tables below:

LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® AlphaFactor® US Core Equity ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

LeaderShares® Dynamic Yield ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$500	0.20%	2.00%

*	As a percentage of the amount invested.

8.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. The Risks associated with the Funds’ investments include, but are not limited to:

LeaderShares® AlphaFactor® Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, consumer discretionary sector risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, quantitative investing risk, rules-based strategy risk, sector risk, tactical overlay strategy risk, underlying funds risk, U.S. Government securities risk, and volatility risk.

LeaderShares® AlphaFactor® US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, cybersecurity risk, ETF structure risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index risk, index tracking error risk, industrial sectors risk, information technology sector risk, management risk, market capitalization risk, market events risk, market risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

LeaderShares® Dynamic Yield ETF: active trading risk, asset allocation risk, authorized participant concentration risk, bank loan risk, cash positions risk, convertible securities risk, credit risk, credit spread risk, currency risk, cybersecurity risk, emerging markets risk, ETF structure risk, equity risk, fixed income securities risk, fluctuation of net asset value risk, foreign (non-U.S.) investments risk, gap risk, high yield fixed income securities risk, index risk, investment companies risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market events risk, market risk, model risk, mortgage-backed and asset-backed securities risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, swap risk, underlying funds risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk, volatility risk, and yield curve risk.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”

Trading in shares on the exchange on which a Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. Unlike conventional ETFs, LeaderShares® AlphaFactor® Tactical Focused ETF, and LeaderShares® Dynamic Yield ETF are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Index Tracking Error Risk. As with all index funds, the performance of the LeaderShares® AlphaFactor® US Core Equity ETF and the index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the index. In addition, the LeaderShares® AlphaFactor® US Core Equity ETF may not be fully invested in the securities of the index at all times, may deviate from the relative weightings of the index or may hold securities not included in the index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Market Risk. Overall market risk may affect the value of individual instruments in which the Funds invest. The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and its investments and could result in decreases to the Fund’s net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

LeaderShares® ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

9.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

On December 10, 2024, the Board approved an Agreement and Plan of Reorganization with respect to each of the Funds, pursuant to which each of the Funds was intended to reorganize into a corresponding newly created series of Investment Managers Series Trust II (the “Reorganizations”). Based on the recommendation of the Adviser, the Board has determined that proceeding with the Reorganizations is no longer in the best interests of the Funds and their respective shareholders. The proposals from the adjourned special meeting of shareholders (the “Special Meeting”) initially held on August 15, 2025, have been withdrawn, and the Special Meeting has been cancelled. As a result, the Reorganizations will not be consummated, and the Funds will continue to operate as separate series of the Trust. The termination of the Reorganizations does not impact the financial position of any of the Funds, and no adjustments have been made to the Funds’ financial statements as a result of this event.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, and LeaderShares® Dynamic Yield ETF and Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, and LeaderShares® Dynamic Yield ETF (the “Funds”), each a series of Two Roads Shared Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of years in the two-year period then ended, the financial highlights for each of the years in the four-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended October 31, 2021, were audited by other auditors whose report dated January 10, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 29, 2025

LeaderShares® ETFs

ADDITIONAL INFORMATION (Unaudited)

October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 6 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-617-1444 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
President/Principal Executive Officer
Date: 1/28/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
President/Principal Executive Officer
Date: 1/28/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: 1/28/26